Leases - Schedule of Undiscounted Maturities of Operating Lease Payments (Details)	Dec. 31, 2024 USD ($)
Schedule of Undiscounted Maturities of Operating Lease Payments [Abstract]
2025	$ 211,193
2026	211,193
2027	43,998
Total undiscounted cash flows	466,384
Less: imputed interest	46,904
Operating lease liabilities	$ 419,480